Common Share Repurchases (details) (Board of Directors Approved Repurchase Authorizations [Member], USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Board of Directors Approved Repurchase Authorizations [Member]
Repurchase activity
Number of shares repurchased (in shares)	9.5	17.3
Cost of shares repurchased	$ 875,000,000	$ 1,530,000,000
Average cost per share repurchased	$ 92.67	$ 88.27
Remaining capacity under share repurchase authorization	$ 3,230,000,000	$ 3,230,000,000